Asset Retirement Obligations (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Change in estimate		$ 257,253		$ 1,221,559
Discount rate	15.00%	15.00%
Shootaring Mill [member]
IfrsStatementLineItems [Line Items]
Change in estimate	$ 98,262	$ 134,751	$ 1,009,553	1,453,888
Estimate of the environmental rehabilitation	13,347,965	18,304,595	12,850,451	18,506,317
Undiscounted risk-adjusted future cost	$ 16,597,808	$ 22,761,238	$ 16,659,642	$ 23,991,550
Annual inflation rate	2.20%	2.20%	2.40%	2.40%
Discount rate	4.24%	4.24%	4.64%	4.64%
West slope [Member]
IfrsStatementLineItems [Line Items]
Change in estimate	$ 95,878	$ 131,481	$ (172,591)	$ (248,553)
Estimate of the environmental rehabilitation	3,636,343	4,986,662	3,575,323	5,148,929
Undiscounted risk-adjusted future cost	$ 3,857,033	$ 5,289,304	$ 3,948,902	$ 5,686,932
Annual inflation rate	2.20%	2.20%	2.40%	2.40%
Discount rate	3.66%	3.66%	4.39%	4.39%
Papoose [member]
IfrsStatementLineItems [Line Items]
Change in estimate	$ (6,548)	$ (8,979)	$ 11,266	$ 16,224
Estimate of the environmental rehabilitation	239,277	328,129	222,679	320,685
Undiscounted risk-adjusted future cost	$ 269,357	$ 369,380	$ 262,279	$ 377,716
Annual inflation rate	2.20%	2.20%	2.40%	2.40%
Discount rate	3.94%	3.94%	4.51%	4.51%